Income Taxes (Tables)	12 Months Ended
Sep. 29, 2018
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income Before Income Taxes	2018	2017	2016

Domestic (including U.S. exports)	$12,914	$12,611	$14,018
Foreign subsidiaries	1,815	1,177	850
	$14,729	$13,788	$14,868

Income Tax Expense / (Benefit)

Income Tax Expense/(Benefit)
Current
Federal	$2,240	$3,229	$3,146
State	362	360	154
Foreign (1)	642	489	533
	3,244	4,078	3,833
Deferred
Federal(2)	(1,577)	370	1,172
State	(20)	5	100
Foreign	16	(31)	(27)
	(1,581)	344	1,245
	$1,663	$4,422	$5,078
(1) Includes foreign withholding taxes
(2) Includes the Deferred Remeasurement

Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities	September 29, 2018	September 30, 2017

Deferred tax assets
Net operating losses and tax credit carryforwards	$(1,437)	$(1,705)
Accrued liabilities	(1,214)	(2,422)
Other	(328)	(386)
Total deferred tax assets	(2,979)	(4,513)
Deferred tax liabilities
Depreciable, amortizable and other property	3,678	5,692
Investment in foreign entities	351	518
Licensing revenues	265	476
Investment in U.S. entities	189	292
Other	88	130
Total deferred tax liabilities	4,571	7,108
Net deferred tax liability before valuation allowance	1,592	2,595
Valuation allowance	1,383	1,716
Net deferred tax liability	$2,975	$4,311

Reconciliation of Effective Income Tax Rate to Federal Rate
A reconciliation of the effective income tax rate to the federal rate is as follows:

	2018	2017	2016
Federal income tax rate	24.5%	35.0%	35.0%
State taxes, net of federal benefit	1.9	1.7	1.8
Domestic production activity deduction	(1.4)	(2.1)	(1.6)
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(1.1)	(1.6)	(1.1)
Tax Act(1)	(11.5)	—	—
Other, including tax reserves and related interest	(1.1)	(0.9)	0.1
	11.3%	32.1%	34.2%

(1)
Reflects the impact from the Deferred Remeasurement, net of the Deemed Repatriation Tax

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits, Excluding Related Accrual for Interest
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, excluding the related accrual for interest, is as follows:

	2018	2017	2016
Balance at the beginning of the year	$832	$844	$912
Increases for current year tax positions	64	61	71
Increases for prior year tax positions	48	13	142
Decreases in prior year tax positions	(135)	(55)	(158)
Settlements with taxing authorities	(161)	(31)	(123)
Balance at the end of the year	$648	$832	$844